        As filed with the Securities and Exchange Commission on April 30, 1997
                                                   1933 Act File No.  33-19629
                                                   1940 Act File No. 811-5450



                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549
                                  ------------------
                                       FORM N-3
                                REGISTRATION STATEMENT
                                        UNDER
                              THE SECURITIES ACT OF 1933
                           POST-EFFECTIVE AMENDMENT NO. 10
                                REGISTRATION STATEMENT
                                        UNDER
                          THE INVESTMENT COMPANY ACT OF 1940
                           POST-EFFECTIVE AMENDMENT NO. 11



                          WORLD GOVERNMENTS VARIABLE ACCOUNT
                             (Exact Name of Registrants)


                     Sun Life Assurance Company of Canada (U.S.)
                             (Name of Insurance Company)

          One Sun Life Executive Park, Wellesley Hills, Massachusetts  02181
                                    (617) 237-6030
             (Address of Insurance Company's Principal Executive Offices)

             Stephen E. Cavan, Massachusetts Financial Services Company,
                   500 Boylston Street, Boston, Massachusetts 02116
                       (Name and Address of Agent for Service)

                          With Copies of Communications to:
             Bonnie S. Angus, Sun Life Assurance Company of Canada (U.S.)
                     50 Milk Street, Boston, Massachusetts 02109

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/X/ on April 30, 1997 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [DATE] pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 28, 1997.

The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 2-19628 and 811-3563) in Post-Effective Amendment No. 10, filed with the SEC via EDGAR on April 29, 1997:



    Cross-Reference Pages
    Compass 3 Prospectus dated May 1, 1997
    Compass 2 and 3 Statement of Additional Information dated May 1, 1997
    Part C